Thrivent Mutual Funds

Supplement to the Statement of Additional Information

dated February 28, 2018

1.    In the “Investment Policies and Restrictions” section, the last paragraph under “Investment Limitations” is replaced with the following:

Each of the Funds, other than the Thrivent Asset Allocation Funds, the Thrivent Income Plus Funds, Thrivent High Income Municipal Bond Fund, and Thrivent Multidimensional Income Fund, has adopted a non-fundamental policy that prohibits it from acquiring any securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Each of the Funds, other than the Thrivent Asset Allocation Funds, the Thrivent Income Plus Funds, Thrivent High Income Municipal Bond Fund, and Thrivent Multidimensional Income Fund, has adopted a nonfundamental policy that it can rely on Section 12(d)(1)(G) of the 1940 Act solely for the purpose of acquiring shares of a Thrivent Core Fund for purposes of efficient portfolio management, and each will not have more than five percent of its total assets invested in any one Thrivent Core Fund or more than ten percent of its total assets invested in investment companies, including Thrivent Core Funds and companies relying on Section 3(c)(1) or 3(c)(7) of the 1940 Act; provided, however, that each of these Funds may invest up to 25% of its total assets in short-term bond Thrivent Core Funds in the aggregate. Thrivent Core Funds is a registered investment company that only offers its shares to the Trust, Thrivent Series Fund, Inc. and other Thrivent entities.

2.    Effective April 30, 2018, David S. Royal has been appointed as a portfolio manager of the Thrivent Asset Allocation Funds. The information below regarding Mr. Royal is added to the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section in the table under “Thrivent Asset Mgt. Portfolio Managers – Other Accounts Managed by the Thrivent Asset Mgt. Portfolio Managers.”

	Other Registered Investment Companies (1)		Other Accounts
Portfolio Manager	# of Accounts Managed	Assets Managed	# of Accounts Managed	Assets Managed
David S. Royal	0	$0	0	$0

3.    The table under “Thrivent Asset Mgt. Portfolio Managers—Ownership in the Funds” in the “Investment Adviser, Investment Subadvisers and Portfolio Managers” section is updated to add information for Mr. Royal, remove information relating to Russell W. Swansen, and revise information for Brian W. Bomgren, Stephen D. Lowe, and Noah J. Monsen.

Portfolio Manager	Fund	Fund Ownership	Portfolio (1)	Portfolio Ownership	Ownership in Fund Complex (2)
Brian W. Bomgren	Thrivent Low Volatility Equity Fund	None	Thrivent Low Volatility Equity Portfolio	None	$50,001-$100,000

	Thrivent Partner Worldwide Allocation Fund	None	Thrivent Partner Worldwide Allocation Portfolio	None

Portfolio Manager	Fund	Fund Ownership	Portfolio (1)	Portfolio Ownership	Ownership in Fund Complex (2)
Stephen D. Lowe	Thrivent Aggressive Allocation Fund	$100,001-$500,000	Thrivent Aggressive Allocation Portfolio	None	Over $1,000,000

	Thrivent Balanced Income Plus Fund	None	Thrivent Balanced Income Plus Portfolio	None

	Thrivent Diversified Income Plus Fund	None	Thrivent Diversified Income Plus Portfolio	None

	Thrivent Growth and Income Plus Fund	None	Thrivent Growth and Income Plus Portfolio	None

	Thrivent Income Fund	$100,001-$500,000	Thrivent Income Portfolio	None

	Thrivent Moderate Allocation Fund	$100,001-$500,000	Thrivent Moderate Allocation Portfolio	$100,001- $500,000

	Thrivent Moderately Aggressive Allocation Fund	$100,001-$500,000	Thrivent Moderately Aggressive Allocation Portfolio	None

	Thrivent Moderately Conservative Allocation Fund	None	Thrivent Moderately Conservative Allocation Portfolio	None

	Thrivent Multidimensional Income Fund	None	Thrivent Multidimensional Income Portfolio	None

	Thrivent Opportunity Income Plus Fund	None	Thrivent Opportunity Income Plus Portfolio	None

Noah J. Monsen	Thrivent Balanced Income Plus Fund	None	Thrivent Balanced Income Plus Portfolio	None	$100,001-$500,000

	Thrivent Diversified Income Plus Fund	None	Thrivent Diversified Income Plus Portfolio	None

Portfolio Manager	Fund	Fund Ownership	Portfolio (1)	Portfolio Ownership	Ownership in Fund Complex (2)
	Thrivent Growth and Income Plus Fund	None	Thrivent Growth and Income Plus Portfolio	None

	Thrivent Large Cap Stock Fund	$1-$10,000	Thrivent Large Cap Stock Portfolio	None

	Thrivent Low Volatility Equity Fund	None	Thrivent Low Volatility Equity Portfolio	None

	Thrivent Partner Worldwide Allocation Fund	None	Thrivent Partner World Allocation Portfolio	None

David S. Royal	Thrivent Aggressive Allocation Fund	$10,001-$50,000	Thrivent Aggressive Allocation Portfolio	$10,001- $50,000	Over $1,000,000

	Thrivent Moderate Allocation Fund	$1-$10,000	Thrivent Moderate Allocation Portfolio	None

	Thrivent Moderately Aggressive Allocation Fund	$1-$10,000	Thrivent Moderately Aggressive Allocation Portfolio	None

	Thrivent Moderately Conservative Allocation Fund	$100,001-$500,000	Thrivent Moderately Conservative Allocation Portfolio	None

The date of this Supplement is April 30, 2018.

Please include this Supplement with your Statement of Additional Information.

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